Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Minco Silver Corp [Member]
Disclosure of cash and cash equivalents [Line Items]
Disclosure of Detailed Information About Cash And Cash Equivalent [Text Block]
Cash and cash equivalents comprise cash and term deposits with initial maturities less than three months and are broken down as follow:

December 31,	2017	2016
	$	$
Cash	9,983,575	2,206,082
Term deposits	12,118,951	17,989,117
	22,102,526	20,195,199